Tax matters (Tables)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Schedule of reconciliation of income tax expense
The reconciliation of the income tax expense calculated at the tax rate applicable in Spain (30%) to the income tax expense recognised and the detail of the effective tax rate are as follows:

EUR million
	2022	2021	2020
Consolidated profit (loss) before tax:
From continuing operations	15,250	14,547	(2,076)
From discontinued operations	—	—	—
	15,250	14,547	(2,076)
Income tax at tax rate applicable in Spain (30%)	4,575	4,364	(623)
By the effect of application of the various tax rates applicable in each countryA	61	210	362
Of which:
Brazil	472	634	560
United Kingdom	(161)	(158)	(43)
United States	(99)	(179)	(71)
Chile	(30)	(34)	(24)
Poland	(101)	—	—
Effect of profit or loss of associates and joint ventures	(210)	(130)	29
Effect of reassessment of deferred taxes	—	9	2,500
Permanent differences and other B	60	441	3,364
Current income tax	4,486	4,894	5,632
Effective tax rate	29.42%	33.64%	—
Of which:
Continuing operations	4,486	4,894	5,632
Discontinued operations (note 37)	—	—	—
Of which:
Current taxes	4,272	3,799	4,214
Deferred taxes	214	1,095	1,418
Income tax (receipts)/payments	5,498	4,012	2,946
A.Calculated by applying the difference between the tax rate applicable in Spain and the tax rate applicable in each jurisdiction to the profit or loss contributed to the Group by the entities which operate in each jurisdiction.
B.In 2020 it includes mainly the impairment of goodwill.

Schedule of tax recognized in equity
In addition to the income tax recognised in the consolidated income statement, the Group recognised the following amounts in consolidated equity in 2022, 2021 and 2020:

EUR million
	2022	2021	2020
Other comprehensive income
Items not reclassified to profit or loss	49	(510)	(82)
Actuarial gains or (-) losses on defined benefit pension plans	96	(530)	(165)
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(19)	(13)	92
Financial liabilities at fair value with changes in results attributable to changes in credit risk	(26)	33	(9)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(2)	—	—
Items that may be reclassified to profit or loss	1,522	1,136	208
Cash flow hedges	912	278	5
Changes in the fair value of debt instruments through other comprehensive income	661	857	195
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	(51)	1	8
Total	1,571	626	126

Schedule of deferred tax assets and liabilities
The detail of deferred tax assets, by classification as monetizable or non-monetizable assets, and of deferred tax liabilities at 31 December 2022, 2021 and 2020 is as follows:

EUR million
	2022		2021		2020
	MonetizableA	Other	MonetizableA	Other	MonetizableA	Other
Tax assets	10,660	10,127	10,473	8,967	10,721	8,525
Tax losses and tax credits	—	1,778	—	1,249	—	1,093
Temporary differences	10,660	8,349	10,473	7,718	10,721	7,432
Of which:
Non-deductible provisions	—	2,182	—	2,256	—	2,139
Valuation of financial instruments	—	1,535	—	600	—	483
Loan losses	7,696	1,232	6,888	988	7,134	1,007
Pensions	2,964	560	3,585	669	3,587	875
Valuation of tangible and intangible assets	—	1,270	—	1,509	—	1,373

Tax liabilities	—	6,428	—	6,462	—	5,933
Temporary differences	—	6,428	—	6,462	—	5,933
Of which:
Valuation of financial instruments	—	1,792	—	1,419	—	1,791
Valuation of tangible and intangible assets	—	3,169	—	3,081	—	2,311
Investments in Group companies	—	359	—	337	—	440
A.Banco Popular Español, S.A.U. considered that part of its monetizable assets were converted into credit against the Tax Administration in 2017 Income Tax return, as the circumstances which determined such conversion were met at the end of that year (EUR 995 million). The Spanish tax authorities have expressly confirmed the nature of these assets as monetizables, but they considered that conditions for conversion were not met at the end of 2017, without prejudice to the conversion in future years. The Tax Administration position is being discussed at the Courts.
Besides, due to losses incurred in 2020, the Consolidated Tax Group in Spain converted EUR 642 million of monetizable tax assets into credit against the Tax Administration in its corporate income tax return.

Schedule of changes in deferred tax assets and liabilities
The changes in Tax assets - Deferred and Tax liabilities - Deferred in the last three years were as follows:

EUR million
	Balances at 31 December 2021	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balances at 31 December 2022
Deferred tax assets	19,440	273	376	697	1	20,787
Tax losses and tax credits	1,250	211	317	—	—	1,778
Temporary differences	18,190	62	59	697	1	19,009
Of which monetizable	10,473	507	(320)	—	—	10,660
Deferred tax liabilities	(6,462)	(487)	(149)	684	(14)	(6,428)
Temporary differences	(6,462)	(487)	(149)	684	(14)	(6,428)
	12,978	(214)	227	1,381	(13)	14,359

EUR million
	Balance at 31 December 2020	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2021
Deferred tax assets	19,246	(209)	193	209	1	19,440
Tax losses and tax credits	1,093	129	28	—	—	1,250
Temporary differences	18,153	(338)	165	209	1	18,190
Of which monetizable	10,721	(273)	25	—	—	10,473
Deferred tax liabilities	(5,933)	(886)	(170)	528	(1)	(6,462)
Temporary differences	(5,933)	(886)	(170)	528	(1)	(6,462)
	13,313	(1,095)	23	737	0	12,978

EUR million
	Balances at 31 December 2019	(Charge)/Credit to income	Foreign currency balance translation differences and other items	(Charge)/Credit to asset and liability valuation adjustments	Acquisition for the year (net)	Balance at 31 December 2020
Deferred tax assets	22,758	(1,016)	(2,465)	38	(69)	19,246
Tax losses and tax credits	3,427	(2,065)	(266)	—	(3)	1,093
Temporary differences	19,331	1,049	(2,199)	38	(66)	18,153
Of which monetizable	11,233	613	(1,125)	—	—	10,721
Deferred tax liabilities	(6,522)	(402)	851	156	(16)	(5,933)
Temporary differences	(6,522)	(402)	851	156	(16)	(5,933)
	16,236	(1,418)	(1,614)	194	(85)	13,313